EQUITY (Tables)	12 Months Ended
Oct. 31, 2022
EQUITY
Schedule of stock warrants activities

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2020	—	$—
Granted	709,000	38.86
Exercised	—	—
Outstanding at October 31, 2021	709,000	38.86
Granted	—	—
Exercised	—	—
Outstanding at October 31, 2022	709,000	$38.86
Warrants exercisable at October 31, 2022	709,000	$38.86

Summary of shares of the company's ordinary stock issuable upon exercise of warrants outstanding

Warrants Outstanding			Warrants Exercisable
Range of	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Weighted Average
Exercise Price	at October 31, 2022	Contractual Life (Years)	October 31, 2022	Exercise Price
$25.00	54,000	1.25	54,000	$25.00
40.00	655,000	3.61	655,000	40.00
$25.00 - 40.00	709,000	3.43	709,000	$38.86

Schedule of statutory reserve activities

	TRX ZJ	NDB Technology	TYDW Technology	Total
Balance – October 31, 2019	$95,225	$—	$23,564	$118,789
Addition to statutory reserve	30,979	2,680	17,618	51,277
Balance – October 31, 2020	126,204	2,680	41,182	170,066
Addition to statutory reserve	—	—	29,587	29,587
Balance – October 31, 2021	126,204	2,680	70,769	199,653
Addition to statutory reserve	—	500	26,100	26,600
Balance – October 31, 2022	$126,204	$3,180	$96,869	$226,253